April 1, 2008	Mark C. Amorosi
D 202.778.9351
F 202.778.9100
mark.amorosi@klgates.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A (File Nos. 811-07953 and 333-17217)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of EQ Advisors Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 58 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

The Trust is filing the Post-Effective Amendment to respond to comments received on March 18, 2008 from the staff of the U.S. Securities and Exchange Commission (the “SEC”) on Post-Effective Amendment No. 57 to the Trust’s Registration Statement on Form N-1A as filed with the SEC on February 1, 2008, to include exhibits and other information not included in Post-Effective Amendment No. 57 and to make other minor clarifying, updating and stylistic changes. The Post-Effective Amendment is marked to show changes from Post-Effective Amendment No. 57.

The Post-Effective Amendment will become effective on May 1, 2008 in accordance with Rule 485(b) under the 1933 Act.

U.S. Securities and Exchange Commission

If you have any questions or comments concerning the foregoing, please do not hesitate to contact Clifford J. Alexander at (202) 778-9068, Andrea Ottomanelli Magovern at (202) 778-9178 or me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.

AXA Equitable Life Insurance Company

Clifford J. Alexander, Esq.

Andrea Ottomanelli Magovern, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP